Offsets	Nov. 01, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Watsco, Inc.
Form or Filing Type	S-3
File Number	333-260758
Initial Filing Date	Nov. 04, 2021
Fee Offset Claimed	$ 18,964.24
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, $0.50 par value
Unsold Securities Associated with Fee Offset Claimed	299,993
Termination / Withdrawal Statement	In connection with the filing of Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $37.976.30, of which $37,127.24 related to the Prior Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, this Prospectus Supplement carries forward the Prior Unsold Securities, and the offering of the Prior Unsold Securities under the Prior Registration Statement was deemed terminated as of the effectiveness of the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the entire $37,127.24 of the filing fee previously paid relating to the Prior Unsold Securities is being carried over to partially offset the $42,345.61 registration fee due for this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Watsco, Inc.
Form or Filing Type	S-3
File Number	333-260758
Filing Date	Mar. 29, 2024
Fee Paid with Fee Offset Source	$ 18,964.24
Offset Note
(5)
On March 29, 2024, the registrant registered (i) 300,000 of shares of its Common stock and (ii) 300,000 shares of Class B common stock pursuant to the prospectus supplement dated March 29, 2024 (the
“Prior Prospectus Supplement
”) to its Registration Statement on Form
S-3
(File
No. 333-260758),
which was filed with the Securities and Exchange Commission (the “
SEC
”) and became automatically effective on November 4, 2021 (the “
Prior Registration Statement
”), relating to the registrant’s Dividend Reinvestment Plan (the “
Plan
”), of which 299,993 shares of Common stock (the “
Prior Unsold Common stock
”) and 286,609 shares of Class B common stock (the “
Prior Unsold Class
 B Common Stock
” and together with the Prior Unsold Common stock, the “
Prior Unsold Securities
”) remained unsold under the Plan, the Prior Prospectus Supplement and the Prior Registration Statement. In connection with the filing of Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $37.976.30, of which $37,127.24 related to the Prior Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, this Prospectus Supplement carries forward the Prior Unsold Securities, and the offering of the Prior Unsold Securities under the Prior Registration Statement was deemed terminated as of the effectiveness of the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the entire $37,127.24 of the filing fee previously paid relating to the Prior Unsold Securities is being carried over to partially offset the $42,345.61 registration fee due for this offering.

Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Watsco, Inc.
Form or Filing Type	S-3
File Number	333-260758
Initial Filing Date	Nov. 04, 2021
Fee Offset Claimed	$ 18,163
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class B common stock, $0.50 par value
Unsold Securities Associated with Fee Offset Claimed	286,609
Termination / Withdrawal Statement	In connection with the filing of Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $37.976.30, of which $37,127.24 related to the Prior Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, this Prospectus Supplement carries forward the Prior Unsold Securities, and the offering of the Prior Unsold Securities under the Prior Registration Statement was deemed terminated as of the effectiveness of the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the entire $37,127.24 of the filing fee previously paid relating to the Prior Unsold Securities is being carried over to partially offset the $42,345.61 registration fee due for this offering.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Watsco, Inc.
Form or Filing Type	S-3
File Number	333-260758
Filing Date	Mar. 29, 2024
Fee Paid with Fee Offset Source	$ 18,163
Offset Note
(5)
On March 29, 2024, the registrant registered (i) 300,000 of shares of its Common stock and (ii) 300,000 shares of Class B common stock pursuant to the prospectus supplement dated March 29, 2024 (the
“Prior Prospectus Supplement
”) to its Registration Statement on Form
S-3
(File
No. 333-260758),
which was filed with the Securities and Exchange Commission (the “
SEC
”) and became automatically effective on November 4, 2021 (the “
Prior Registration Statement
”), relating to the registrant’s Dividend Reinvestment Plan (the “
Plan
”), of which 299,993 shares of Common stock (the “
Prior Unsold Common stock
”) and 286,609 shares of Class B common stock (the “
Prior Unsold Class
 B Common Stock
” and together with the Prior Unsold Common stock, the “
Prior Unsold Securities
”) remained unsold under the Plan, the Prior Prospectus Supplement and the Prior Registration Statement. In connection with the filing of Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $37.976.30, of which $37,127.24 related to the Prior Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, this Prospectus Supplement carries forward the Prior Unsold Securities, and the offering of the Prior Unsold Securities under the Prior Registration Statement was deemed terminated as of the effectiveness of the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the entire $37,127.24 of the filing fee previously paid relating to the Prior Unsold Securities is being carried over to partially offset the $42,345.61 registration fee due for this offering.